Forward Merger (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Forward Merger
Schedule of purchase price calculation

The following is a summary of the purchase price calculation (in thousands except share and per share data):

Number of shares issued as consideration in the Merger	16,500,000
Shares issued for interim convertible notes related to Committed Financing	2,226,182
Total number of shares of common stock of the combined company	18,726,182
Multiplied by the Priveterra share price, as of the Closing	$10.84
Total	$202,992
Fair value of contingent consideration	125,699
Replacement of share-based payment awards	13,331
Assumed liabilities	125
Total purchase price	$342,147

The following is a summary of the purchase price calculation (in thousands except share and per share data).

Number of shares issued as consideration in the Merger	16,500,000
Shares issued for interim convertible notes related to Committed Financing	2,226,182
Total number of shares of common stock of the combined company	18,726,182
Multiplied by the Priveterra share price, as of the Closing	$10.84
Total	$202,992
Fair value of contingent consideration	125,699
Replacement of share-based payment awards	13,331
Assumed liabilities	125
Total purchase price	$342,147

Schedule of allocation of purchase price

The allocation of the purchase price was as follows (in thousands):

Cash and cash equivalents	$2,001
Net working capital (excluding cash and cash equivalents)	(16,182)
Other assets and liabilities	775
Acquired in-process research and development	348,000
Net assets acquired	334,594
Loss on consolidation of VIE	7,553
Total purchase price	$342,147

The allocation of the purchase price was as follows (in thousands).

Cash and cash equivalents	$2,001
Net working capital (excluding cash and cash equivalents)	(16,182)
Other assets and liabilities	775
Acquired in-process research and development	348,000
Net assets acquired	334,594
Loss on consolidation of VIE	7,553
Total purchase price	$342,147

Schedule of number of shares of common stock issued and amounts recorded on the line to arrive at the opening consolidated balance sheet of the Successor

		Common shares	Common stock amount	Subscription Receivable	APIC	Accumulated Deficit
Priveterra closing equity as of July 21, 2023		557,160	$—	$—	$5,937	$(12,897)
Shares issued as Consideration in the Merger	Note 1	16,500,000	2	—	192,189	—
Merger Consideration - Shares issued for Interim Convertible Notes related to Committed Financing	Note 5	2,226,182	—	—	24,132	—
Stock-Compensation for Class B Founder Shares	Note 3	6,900,000	1	—	68,972	(68,972)
Forward Purchase Agreements	Note 6	6,275,000	1	(60,710)	66,714	(38,255)
Issuance of Make-Whole derivative	Note 6	—	—	—	—	(427)
Shares issued in New Money PIPE Subscription Agreements	Note 6	1,001,000	—	—	10,844	(6,433)
Shares issued for Committed Financing	Note 6	3,571,429	—	—	38,714	(13,714)
Contingent Founder Shares	Note 6	—	—	—	(31,401)	—
Loss on Consolidation of VIE	Note 3	—	—	—	—	(7,553)
Other Miscellaneous		128,829	—	—	1,397	(1,397)
Total		37,159,600	$4	$(60,710)	$377,498	$(149,648)

		Common shares	Common stock amount	Subscription Receivable	APIC	Accumulated Deficit
						(As restated)
Priveterra closing equity as of July 21, 2023		557,160	$—	$—	$5,937	$(12,897)
Shares issued as Consideration in the Merger	Note 1	16,500,000	2	—	192,189	—
Merger Consideration - Shares issued for Interim Convertible Notes related to Committed Financing	Note 7	2,226,182	—	—	24,132	—
Stock-Compensation for Class B Founder Shares	Note 5	6,900,000	1	—	68,972	(68,972)
Forward Purchase Agreements	Note 8	6,275,000	1	(60,710)	66,714	(38,255)
Issuance of Make-Whole derivative	Note 8	—	—	—	—	(427)
Shares issued in New Money PIPE Subscription Agreements	Note 8	1,001,000	—	—	10,844	(6,433)
Shares issued for Committed Financing	Note 8	3,571,429	—	—	38,714	(13,714)
Contingent Founder Shares	Note 8	—	—	—	(31,401)	—
Loss on Consolidation of VIE	Note 5	—	—	—	—	(7,553)
Other Miscellaneous		128,829	—	—	1,397	(1,397)
Total		37,159,600	$4	$(60,710)	$377,498	$(149,648)